Segment Information - Summary Of Revenue From External Customers By Geographic Areas (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 2,986.4	$ 3,083.8	$ 2,716.3
Maximum [Member]
Percentage Of Total Revenue	10.00%
Canada [Member]
Revenue	$ 70.4	64.0	56.7
United States [Member]
Revenue	2,262.3	2,348.8	2,084.0
Other foreign [Member]
Revenue	$ 653.7	$ 671.0	$ 575.6